INVESTMENTS IN ASSOCIATES - SUMMARIZED COMPREHENSIVE INCOME STATEMENTS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($) [1]	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Disclosure of associates [line items]
Revenue	¥ 20,206,157	$ 3,170,787	¥ 16,349,366	¥ 21,178,351
Net profit/(loss)	(973,963)	(152,836)	(558,100)	747,964
Total comprehensive income for the year	(973,963)	$ (152,836)	(558,100)	747,964
Guangzhou Tiecheng Enterprise Company Limited (Tiecheng) [member]
Disclosure of associates [line items]
Revenue	46,371		43,241	45,673
Net profit/(loss)	14,114		29,202	(23,350)
Total comprehensive income for the year	14,114		29,202	(23,350)
Shenzhen Guangzhou Railway Civil Engineering Company (Shentu) [member]
Disclosure of associates [line items]
Revenue	3,039,786		1,519,711	1,222,250
Net profit/(loss)	54,062		16,027	8,986
Total comprehensive income for the year	¥ 54,062		¥ 16,027	¥ 8,986

[1]	Translation of amounts from Renminbi (“RMB”) into United States dollars (“US$”) for the convenience of the reader has been made at US$1.00=RMB6.3726, the certified exchange rates for December 30, 2021 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 30, 2021or on any other date.